As filed with the Securities and Exchange Commission on October 7, 2005
                                            1933 Act Registration No. 333-36316
                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 14 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 70 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on ______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /x/ on December 6, 2005, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                     Lincoln ChoicePlus Assurance (C Share)

                        Supplement dated December 6, 2005
                       to the Prospectus dated May 1, 2005
                as supplemented May 11, 2005 and August 19, 2005

Please keep this Supplement with your current Lincoln ChoicePlus Assurance (C Share) Prospectus and retain it for reference. This Supplement provides for the following:
    o the 4LATERsm Advantage Rider
    o a guaranteed maximum charge for i4LIFE(R) Advantage with the Account Value death benefit
    o a new feature to the i4LIFE(R) Advantage with the Guaranteed Income Benefit (with a new charge )
    o subaccount requirements applicable to certain features of the variable annuity contract.

4LATERsm Advantage Rider

This 4LATERsm Advantage Rider (the "Rider") is available for purchase by contractowners of nonqualified and qualified (IRAs and Roth IRAs) annuity contracts who plan to elect i4LIFE(R) Advantage in the future. NOTE: You must wait at least one year after the purchase of this Rider before you can elect i4LIFE(R) Advantage.

i4LIFE(R) Advantage is a payout option that provides variable, lifetime regular income payments with the ability to make withdrawals during a defined period. (See the prospectus for further information about i4LIFE(R) Advantage.) The 4LATERsm Advantage provides a Guaranteed Income Benefit which is a guaranteed minimum floor benefit for your i4LIFE(R) Advantage regular income payments. This Guaranteed Income Benefit is based on an Income Base established during the deferral period of the contract. The 4LATERsm Advantage also provides a stepped up Income Base after each 5 year waiting period.

Rider Effective Date

If the 4LATERsm Advantage Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our home office), the Rider will be effective on the next valuation date following approval by us.

Expense Table

The next table describes the fees and expenses that you will pay for this Rider periodically during the time that you own the contract, not including fund fees and expenses.

                                                                                 4LATERsm Advantage
---------------------------------------------------------------------------- ---------------------------
o        Current annual percentage charge*                                             0.50%
o        Guaranteed maximum annual percentage charge*                                  1.50%

*Prior to the Periodic Income Commencement Date, the annual percentage charge is assessed against the Future Income Base as adjusted for purchase payments, contractowner elected resets and withdrawals. After the Periodic Income Commencement Date, the charge is added to the i4LIFE(R) Advantage mortality and expense risk and administrative charge.

For a complete listing of charges, see Expense tables in the prospectus.


Charges for the Rider

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE(R) Advantage is determined), the initial annual Rider charge is currently 0.50%. An amount equal to the quarterly Rider charge multiplied by the Future Income Base will be deducted from contract value every third month following the later of the Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase as the Future Income Base increases, because the charge is based on the Future Income Base. If you purchase this Rider in the future, the percentage charge will be the charge in effect at the time you elect the Rider.

If you elect to reset the Income Base, a pro-rata deduction of the Rider charge based on the Future Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the Rider charge for the reset Future Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will become the current charge in effect for new purchases of the Rider at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your Rider percentage charge will never change, although the amount we deduct will change as your Future Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the Rider charge will be deducted upon termination of this Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the Rider charge will be made to cover the cost of the Rider since previous deductions. Then, the annual Rider charge will be the current charge in effect at that time for new purchasers subject to a guaranteed maximum charge of 1.50%. On and after the periodic commencement date, this charge will be added to the i4LIFE(R) Advantage mortality and expense risk and administrative charge for the contract and deducted from the average daily asset value of the subaccounts.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the 4LATERsm Advantage annual Rider charge will also terminate.

Eligibility

To purchase this Rider, all contractowners and the annuitant must be under age
81. Contractowners of qualified contracts should be younger than age 71 to receive the full benefit of this Rider since i4LIFE(R) Advantage must be elected by age 76. If you plan to elect i4LIFE(R) Advantage within five years of the issue date of this Rider, you will not receive the benefit of the Future Income Base (described below).

Waiting Period

The Waiting Period is each consecutive 5-year period which begins on the Rider Effective Date, or on the date of any contractowner-elected reset of the Income Base. At the end of each completed Waiting Period, the Income Base is adjusted to the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before a contractowner can elect a reset of the Income Base.

Income Base

The Income Base is used in the calculation of the Guaranteed Income Benefit (the Guaranteed Income Benefit is described below). If you elect 4LATERsm Advantage at the time you purchase the contract, the Income Base equals the gross purchase payments. If you elect 4LATERsm Advantage after we issue the contract, the Income Base will equal the contract value on the Rider Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal. You can also elect to reset the Income Base as discussed below.

Future Income Base

The Future Income Base is an amount that will become the Income Base after each 5 year Waiting Period is satisfied. If you elect the 4LATERsm Advantage at the time you purchase your contract, the Future Income Base will equal 125% of the purchase payments received as of the contract effective date. If the Rider Effective Date is later than the contract effective date, the Future Income Base will equal 125% of the contract value on the Rider Effective Date. The Future Income Base will then be adjusted for subsequent purchase payments and withdrawals.

At the end of each Waiting Period, the Income Base is automatically reset to the Future Income Base, and the new Future Income Base will be equal to 125% of the amount of the Future Income Base at the end of the immediately prior Waiting Period.

Any purchase payment made after the Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment plus 25% of that purchase payment.

Example: Initial Purchase Payment                             $100,000
         Purchase Payment 60 days later                       $ 10,000
                                                             ----------
         Income Base                                          $110,000
         Future Income Base (during the 1st Waiting Period)   $137,500 ($110,000 x 125%)
         Income Base (after 1st Waiting Period)               $137,500
         New Future Income Base (for 2nd Waiting Period)      $171,875 ($137,500 x 125%)

Any purchase payments made after the Rider effective date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 25% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example: Income Base                                          $100,000
         Purchase Payment in Year 3                           $  10,000
                                                             ----------
                  New Income Base                             $110,000
                  Future Income Base (during 1st Waiting      $130,000 ($100,000 x 125%) +
                      Period - After Year 3)                           ($10,000 x 125% x 2/5)
                  Income Base (after 1st Waiting Period)      $130,000
                  New Future Income Base                      $162,500 (130,000 x 125%)
                      (for 2nd Waiting Period)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 125% of the contract value on the date of the reset and a new Waiting Period will begin.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base

Prior to electing i4LIFE(R) Advantage, the Income Base will continue to increase after every waiting period until it reaches the Maximum Income Base. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

Prior to a contractowner elected reset, the Maximum Income Base is equal to 200% of the Income Base on the Rider Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments.

For example, the Maximum Income Base for the first example listed above would be $220,000 [(100,000 x 200%) + (10,000 x 200%)].

After a contractowner elected reset, the Maximum Income Base is equal to the greater of:

    a. the Maximum Income Base prior to reset; or
    b. 200% of the contract value on the valuation date of the reset.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Contractowner elected step-ups of the Income Base

You may elect to step-up the Income Base at any time after the initial Waiting Period following the Rider Effective Date or a step-up of the Income Base. At the time of step-up, a new Waiting Period will begin. Subsequent step-ups may be elected at the end of each new Waiting Period. You may elect to step-up the Income Base, if the annuitant is under age 81, by sending a written request to our Home Office. The step-up will be effective on the next valuation date after notice of the step-up is approved by us. The Income Base will then equal the contract value on the valuation date of the step-up, subject to the Maximum Income Base. (See above for the impact of a step-up on the Future Income Base.)

We reserve the right to restrict contractowner-elected step-ups to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the Rider Effective Date and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Guaranteed Income Benefit

When you are ready to elect i4LIFE(R) Advantage regular income payments, your Guaranteed Income Benefit will be calculated to determine the minimum amount payable. On the periodic income commencement date, the Guaranteed Income Benefit will be determined by dividing the greater of the contract value or the Income Base by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your Rider. You must choose an assumed investment return of 3% to calculate your i4LIFE(R) Advantage regular income payments. The minimum Access Period required for this benefit is the longer of 20 years or your age as of your nearest birthday subtracted from 90.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive once i4LIFE(R) Advantage is elected. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the i4LIFE(R) Advantage Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero as a result of payments of the Guaranteed Income Benefit, your i4LIFE(R) Advantage Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce the value of your death benefit. After the Access period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant or the secondary life, if applicable, is living, Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

On every 10 year anniversary of the periodic income commencement date, until the earlier of the death of the annuitant or the 90th birthday of the oldest of the contractowners and the annuitant, the Guaranteed Income Benefit will automatically step-up to 75% of the regular income payments as determined on that 10th anniversary date, if that result is greater than the immediately prior Guaranteed Income Benefit.

Under this Rider, additional purchase payments cannot be made to your contract after the periodic income commencement date. The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Termination

After the later of the fifth anniversary of the Rider Effective Date or the fifth anniversary of the most recent contractowner-elected reset, the Rider may be terminated upon written notice to Lincoln Life from the contractowner. Prior to the periodic income commencement date, the Rider will automatically terminate upon any of the following events:
        o termination of the contract to which this Rider is attached;
        o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
        o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the Rider will terminate due to any of the following events:
        o the death of the annuitant or the later of the death of the annuitant or secondary if a joint payout was elected; or
        o a decrease in the Access Period (unless we make the change to comply with Internal Revenue Code provisions for required minimum distributions) or a change to the periodic income payment mode.

A termination due to a decrease in the Access Period, a change in the periodic income payment mode, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for this Rider and not the i4LIFE(R) Advantage election, unless otherwise specified.

If you terminate the Rider, you must wait one year before you can re-elect the 4LATERSM Advantage Rider or exchange to the Lincoln SmartSecuritySM Advantage or after the periodic income commencement date, re-elect the Guaranteed Income Benefit.

Availability

The availability of this Rider will depend upon your state's approval of the Rider. You cannot elect the Rider on or after the annuity commencement date, and it cannot be elected on contracts that currently have Lincoln
SmartSecuritysm Advantage, i4LIFE(R) Advantage or Income4Life(R) Solution in force. After the Rider is available in your state, a 90 day window will be available for those contractowners who wish to drop the Lincoln SmartSecuritysm Advantage and move to this Rider.

Expense Table

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.


        o        Maximum mortality and expense risk and administrative charge             2.55%
                 for the i4LIFE(R) Advantage Account Value death benefit

        o        Guaranteed Income Benefit                                                 0.75%

The current i4LIFE(R) Advantage charge is stated in your prospectus. We may increase the i4LIFE(R) Advantage charge for new i4LIFE(R) Advantage elections in the future, but the charge for the i4LIFE(R) Advantage Account Value death benefit will not increase beyond the guaranteed maximum charge listed above. The charges for i4LIFE(R) Advantage with other death benefit options are not guaranteed.

i4LIFE(R) Advantage with the Guaranteed Income Benefit

Your prospectus currently contains information about a Guaranteed Income Benefit that may be purchased in connection with the election of i4LIFE(R) Advantage. An additional Guaranteed Income Benefit with an automatic step-up feature will be available after March 1, 2006 at a charge of 0.75%. The automatic step-up feature works as follows: On every 10th anniversary after the periodic income commencement date until the earlier of the death of the annuitant or the 90th birthday of the oldest of the contractowners and the annuitant, the Guaranteed Income Benefit will automatically step-up to 75% of the regular income payment as determined on that 10th anniversary date, if that result is greater than the immediately prior Guaranteed Income Benefit

All other aspects of the Guaranteed Income Benefit remain the same and are described in your prospectus.

After this new version of the Guaranteed Income Benefit is available for sale in your state, a 90 day window will be available for those contractowners who currently have the prior version of the Guaranteed Income Benefit to substitute this new version of the Guaranteed Income Benefit.

Subaccount Requirements

Contractowners who have elected the 4LATERSM Advantage Rider, the Lincoln SmartSecuritySM Advantage, or the i4LIFE(R) Advantage with the Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the subaccount requirements will not apply to your contract.

No more than 30% of your contract value can be invested in the following subaccounts ("Limited Subaccounts"):
        o [to be determined]
        o [to be determined]
        o [to be determined]

All other variable subaccounts will be referred to as"Non-Limited Subaccounts". You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the total investment in the Limited Subaccounts cannot exceed 30% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 30%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 25%. Rebalancing to 25% will also occur if you perform a transaction (for example, a purchase payment, transfer or withdrawal) that causes the contract value in the Limited Subaccounts to exceed 30%. Ongoing transactions such as dollar cost averaging or automatic withdrawal service will be adjusted if the transaction would cause the contract value in the Limited Subaccounts to exceed 30%.

If rebalancing is required, either at the end of the quarterly contract anniversary or after a transaction, the contract value in excess of 25% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list at any time in our sole discretion. We may change the percentages of contract value allowed in the Limited Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications may reduce our current or future costs under the contract.

Effective date: These Subaccount Requirements will be included in contracts issued after February 1, 2006 if one of the benefits listed above is elected (if this language has been approved by your state). However, we do not intend to enforce the Subaccount Requirements at this time. We will notify you at least 30 days in advance of when the Requirements will be imposed.


              Please retain this supplement for future reference.

                                     PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

Supplement to the prospectus for the ChoicePlus Assurance (C Share) variable annuity contracts is incorporated herein by reference to 497 filing
(File No. 333-36316) on May 11, 2005.

Supplements to the prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-36316) filed on August 19, 2005.


                                     PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2004
     Statement of Operations - Year ended December 31, 2004
     Statements of Changes in Net Assets - Years ended December 31, 2004 and
     2003
     Notes to Financial Statements - December 31, 2004
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for the The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Consolidated Balance Sheets - December 31, 2004 and 2003
     Consolidated Statements of Income - Years ended December 31, 2004, 2003, and 2002
     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002
     Consolidated Statements of Cash Flows - Years ended December 31, 2004, 2003, and 2002
     Notes to Consolidated Financial Statements - December 31, 2004
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None.

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (e) Form of Amendment to Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (g) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (f) ChoicePlus Selling Agreement with Affiliates incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

(4)(a) ChoicePlus Access Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.

   (b) ChoicePlus Access Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (d) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (e) ChoicePlus II Access Annuity Contract (30070-B) incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (f) ChoicePlus II Access Annuity Payment Option Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (g) ChoicePlus II Access Interest Adjusted Fixed Account Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (h) ChoicePlus II Access 1% Step-up Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (i) ChoicePlus II Access Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (j) ChoicePlus II Access 1% Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (k) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October 11, 2002.

   (l) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (n) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October 11, 2002.

   (o) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (p) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (q) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (r) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (t) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (u) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (v) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (w) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (y) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (z) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (aa) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (bb) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (cc) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (dd) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (ee) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (ff) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (gg) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (hh) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (ii) Variable Annuity Income Rider (I4L-Q- 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (jj) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.

   (kk) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (ll) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (mm) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (pp) Form of Guaranteed Income Later Rider (M4LATER 01/06)

(5)(a) ChoicePlus Access Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed July 19, 2000.

   (b) ChoicePlus II Access Application incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (c) ChoicePlus Assurance (C Share) Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (d) Application (To Be Filed By Amendment)

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (ii) Scudder Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (ix) AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on April 20, 2005.

   (b) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

     (i) Amendment to Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36316) filed on June 15, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(10) Consent of Independent Registered Public Accounting Firm (To Be Filed By Amendment)

(11) Not applicable

(12) Not applicable

(13) Not applicable

(14) Not applicable

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 33-27783) filed on June 20, 2005.

(16) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-68842) filed April 13, 2005.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -----------------------------------------------------------------------
Frederick J. Crawford**       Director
Donna D. DeRosa***            Senior Vice President, Chief Operating Officer and Director
Jude T. Driscoll****          Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
John H. Gotta***              President and Director
Barbara Kowalczyk**           Director
Gary W. Parker***             Senior Vice President and Chief Product Officer
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Michael S. Smith*             Senior Vice President, Chief Financial Officer, Chief Risk Officer and
                              Director
Eldon J. Summers*             Treasurer and Second Vice President
C. Suzanne Womack**           Secretary and Second Vice President

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is 350 Church Street, Hartford, CT 06103 **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2005 there were 55,956 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 7th day of October, 2005.

      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

      By:   /s/ Rise' C.M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Heather Dzielak
            ------------------------------------
            Heather Dzielak
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 7, 2005.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
John A. Gotta
*                                Senior Vice President, Chief Financial Officer, Chief Risk
------------------------------   Officer and Director (Principal Financial Officer/Principal
Michael S. Smith                 Accounting Officer)

*                                Director
------------------------------
Frederick J. Crawford
*                                Senior Vice President, Chief Operating Officer and Director
------------------------------
Donna D. DeRosa
*                                Director
------------------------------
Jude T. Driscoll
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek

*By:/s/ Rise' C.M. Taylor        Pursuant to a Power of Attorney
 ---------------------------
  Rise' C.M. Taylor